Retirement Plans	12 Months Ended
Dec. 31, 2025
Forge Nano, Inc.
Retirement Plans
Retirement Plans

10.Retirement Plans

The Company sponsors a 401(k) plan for all employees over the age of 21. The plan provides for the Company to make a required matching contribution. Contributions to the plan totaled $423 and $385 for December 31, 2025 and 2024, respectively.